Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2013
Long-Term Debt [Abstract]:
Schedule of Debt [Table Text Block]

Borrower(s)			2012	2013
1.	Credit Facility		767,164	722,219
2.	Term Loans:
	1.	Costis Maritime Corporation and Christos Maritime Corporation	109,500	105,000
	2.	Mas Shipping Co.	54,750	51,000
	3.	Montes Shipping Co. and Kelsen Shipping Co.	102,000	96,000
	4.	Marathos Shipping Inc.	-	-
	5.	Capetanissa Maritime Corporation	60,000	57,500
	6.	Rena Maritime Corporation	57,500	55,000
	7.	Bullow Investments Inc.	-	-
	8.	Merin Shipping Co., Lytton Shipping Co., Venor Shipping Co. and Volk Shipping Co	-	-
	9.	Costamare Inc.	103,986	97,043
	10.	Adele Shipping Co., Bastian Shipping Co. and Cadence Shipping Co.	32,199	89,247
	11.	Costamare Inc.	53,480	133,700
	12.	Undine Shipping Co., Quentin Shipping Co. and Sander Shipping Co.	61,120	122,240
	13.	Raymond Shipping Co. and Terance Shipping Co.	45,840	99,320
	14.	Costamare Inc.	114,350	111,350
			794,725	1,017,400
		Total	1,561,889	1,739,619
		Less-current portion	(162,169)	(192,033)
		Long-term portion	1,399,720	1,547,586

Schedule of Maturities of Long-Term Debt [Table Text Block]

Year ending December 31,	Amount
2013	90,669
2014	209,541
2015	211,445
2016	201,343
2017	241,704
2018 and thereafter	784,917
1,739,619